Accrued and Other Current Liabilities (Tables)		9 Months Ended	12 Months Ended
	Jun. 22, 2023	Sep. 30, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
Accrued and Other Current Liabilities
Accrued liabilities consist of the following (in thousands):

As of June 22, 2023
Accrued option cost payable to Paragon	$18,987
Accrued professional and consulting fees	917
Fair value of assumed Parapyre Option Obligation (Note 3)	143

Accrued liabilities	$20,047

Accrued and other current liabilities consist of the following (in thousands):

	September 30, 2023	December 31, 2022
Accrued compensation	$5,368	$4,589
Accrued contracted research and development costs	6,669	6,972
Accrued professional and consulting fees	3,484	946
Accrued other	340	330

Total accrued and other current liabilities	$15,861	$12,837

Accrued and other current liabilities consist of the following (in thousands):

	December 31,
	2022	2021
Accrued compensation	$4,589	$4,988
Accrued contracted research and development costs	6,972	5,995
Accrued professional and consulting fees	946	2,264
Other	330	783

Total accrued and other current liabilities	$12,837	$14,030